CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Critical Accounting Estimates And Judgments
Property, plant and equipment	$ 3,295,000	$ 4,138,000
Impairment loss recognised in profit or loss, property, plant and equipment	0	0	$ 0
Income tax payable		7,000
Provision for doubtful account of trade receivables
Trade and other current receivables	5,287,000
Current inventories	$ 5,000